STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 17. STOCKHOLDERS’ EQUITY

Spin-Off

HCMC announced on August 22, 2022 that its Board of Directors approved separation of the Grocery business, including wellness business, into an independent, publicly traded company (the “Spin-Off”). Prior to the Spin-Off, HCWC was a subsidiary under HCMC, which operated the Ada’s Natural Market, Paradise Health & Nutrition, Mother Earth’s Storehouse, Greens Natural Foods, Ellwood Thompson’s, and GreenAcres Market retail brands, as well as licensed wellness centers and Healthy U Wholesale.

On the Spin-Off Date, after the NYSEAM market closing, the Spin-Off of the HCWC business was completed. On September 14, 2024, HCWC became an independent, publicly traded company, and on September 16, 2024, the stock was traded on the NYSEAM under the stock symbol “HCWC.”

HCMC distributed all the outstanding shares of Common Stock held by it on a pro rata basis to holders of HCMC’s common stock. For each 208,632 shares of HCMC common stock held as of 5:00 p.m., New York City time, on September 9, 2024, the record date for the Spin-Off (the “Record Date”), a HCMC stockholder was entitled to receive one (1) share of Class A common stock and three (3) shares of Class B common stock. The Distribution was made in book-entry form by a distribution agent as soon as practicable after the date of the Distribution.

On March 2, 2025, the Company entered into an agreement with certain note holders to exchange $450,000 of outstanding principal under its existing Loan and Security Agreement dated July 18, 2024 for 750,000 shares of the Company’s Class A common stock. The exchange price of $0.60 per share equated to the closing bid price of the Company’s Class A common stock on February 28, 2025. Following this transaction, $7,050,000 in principal remains outstanding under the Loan and Security Agreement.

The Company is authorized to issue 40,000,000 shares of Series A convertible preferred stock with par value of $0.001, none of which have been previously issued. As of March 31, 2025, no shares of Series A convertible preferred stock are issued and outstanding.

HCMC has secured binding commitments of $13.25 million in equity financing for HCWC from the same group of investors that invested $13.25 million in HCMC Series E Preferred Stock. Pursuant to the Securities Purchase Agreement for the HCMC Series E Stock (“HCMC Series E SPA”), the purchasers of HCMC Series E Stock will also be required to purchase Series A Preferred Stock of HCWC in the same subscription amounts that the Purchasers paid for the HCMC Series E Stock (regardless of whether or not such HCMC Series E Stock has been converted into HCMC common stock).

As of March 31, 2025, 10,565,749 shares of class A common stock were outstanding.

NOTE 16. STOCKHOLDERS’ EQUITY

Spin-Off

HCMC announced on August 22, 2022 that its Board of Directors approved separation of the Grocery business, including wellness business, into an independent, publicly traded company (the “Spin-Off”). Prior to the Spin-Off, HCWC was a subsidiary under HCMC, which operated the Ada’s Natural Market, Paradise Health & Nutrition, Mother Earth’s Storehouse, Greens Natural Foods, Ellwood Thompson’s, and GreenAcres Market retail brands, as well as licensed wellness centers and Healthy U Wholesale.

On the Spin-Off Date, after the NYSEAM market closing, the Spin-Off of the HCWC business was completed. On September 14, 2024, HCWC became an independent, publicly traded company, and on September 16, 2024, the stock was traded on the NYSEAM under the stock symbol “HCWC.”

HCMC distributed all the outstanding shares of Common Stock held by it on a pro rata basis to holders of HCMC’s common stock. For each 208,632 shares of HCMC common stock held as of 5:00 p.m., New York City time, on September 9, 2024, the record date for the Spin-Off (the “Record Date”), a HCMC stockholder was entitled to receive one (1) share of Class A common stock and three (3) shares of Class B common stock. The Distribution was made in book-entry form by a distribution agent as soon as practicable after the date of the Distribution.

As of December 31, 2024, 9,815,749 shares of common stock are outstanding.

The Company is authorized to issue 40,000,000 shares of Series A convertible preferred stock with par value of $0.001, none of which have been previously issued.

HCMC has secured binding commitments of $13.25 million in equity financing for HCWC from the same group of investors that invested $13.25 million in HCMC Series E Preferred Stock. Pursuant to the Securities Purchase Agreement for the HCMC Series E Stock (“HCMC Series E SPA”), the purchasers of HCMC Series E Stock will also be required to purchase Series A Preferred Stock of HCWC in the same subscription amounts that the Purchasers paid for the HCMC Series E Stock (regardless of whether or not such HCMC Series E Stock has been converted into HCMC common stock).